Introduction	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Introduction
Introduction
The Company
Beyond Meat, Inc., a Delaware corporation (the “Company”), is one of the fastest growing food companies in the United States, offering a portfolio of revolutionary plant-based meats. The Company builds meat directly from plants, an innovation that enables consumers to experience the taste, texture and other sensory attributes of popular animal-based meat products while enjoying the nutritional and environmental benefits of eating the Company’s plant-based meat products. The Company’s brand commitment, “Eat What You Love,” represents a strong belief that by eating the Company’s plant-based meats, consumers can enjoy more, not less, of their favorite meals, and by doing so, help address concerns related to human health, climate change, resource conservation and animal welfare.
The Company’s primary production facilities are located in Columbia, Missouri, and research and development and administrative offices are located in El Segundo, California. In addition to its own production facilities, the Company uses co-manufacturers in various locations in the United States to manufacture its products. In May 2019, the Company partnered with one of its distributors to co-manufacture the Company’s products at a new manufacturing facility being constructed by this distributor in the Netherlands for estimated completion in 2020.
The Company sells to a variety of customers in the retail and foodservice channels throughout the United States and internationally through brokers and distributors. All of the Company’s long-lived assets are located in the United States.
Initial Public Offering
On May 6, 2019, the Company completed its initial public offering (“IPO”) of common stock, in which it sold 11,068,750 shares, including 1,443,750 shares pursuant to the underwriters’ over-allotment option. The shares began trading on the Nasdaq Global Select Market on May 2, 2019. The shares were sold at an IPO price of $25.00 per share for net proceeds of approximately $252.4 million, after deducting underwriting discounts and commissions of $19.4 million and offering expenses of approximately $4.9 million payable by the Company. Upon the closing of the IPO, all outstanding shares of the Company’s convertible preferred stock automatically converted into 41,562,111 shares of common stock on a one-for-one basis, and warrants exercisable for convertible preferred stock were automatically converted into warrants exercisable for a total of 160,767 shares of common stock.

Introduction
Beyond Meat, Inc., a Delaware corporation (the “Company”), is one of the fastest growing food companies in the United States, offering a portfolio of revolutionary plant-based meats. The Company builds meat directly from plants, an innovation that enables consumers to experience the taste, texture and other sensory attributes of popular animal-based meat products while enjoying the nutritional benefits of eating the Company’s plant-based meat products. The Company’s brand commitment, “Eat What You Love,” represents a strong belief that by eating the Company’s plant-based meats, consumers can enjoy more, not less, of their favorite meals, and by doing so, help address concerns related to human health, climate change, resource conservation and animal welfare.
The Company’s primary production facilities are located in Columbia, Missouri, and research and development and administrative offices located in El Segundo, California. In addition to its own production facilities, the Company uses co-manufacturers in various locations in the United States to manufacture its products.
The Company sells to a variety of customers in the retail and foodservice channels throughout the United States and internationally through brokers and distributors. All of the Company’s long-lived assets are located in the United States.
On September 7, 2018, the Company changed its name from Savage River, Inc. to Beyond Meat, Inc.